BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2025		2024		2023
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
FHLB borrowings	$675,000	3.91%	$625,000	4.63%	$800,000	5.47%
Other short-term borrowings	332	3.64%	130,452	4.33%	137,814	5.33%
Total	$675,332	3.91%	$755,452	4.58%	$937,814	5.45%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$5,408	4.71%	$4,522	5.63%	$15,583	5.25%
FHLB borrowings	506,541	4.51%	588,987	5.47%	845,666	5.25%
Other short-term borrowings	39,968	4.36%	119,361	5.33%	158,221	5.18%
Total	$551,917	4.50%	$712,870	5.45%	$1,019,470	5.24%

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2025		2024
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$495,077	7.19%	$314,619	5.43%
Unamortized debt issuance costs	(5,204)	n/a	(1,227)	n/a
Notes issued in conjunction with acquisition of property and equipment	23,030	5.38%	31,822	4.95%
Capital lease liability	1,149	4.42%	1,520	3.85%
Capital loan with municipality	0	0.00%	775	0.00%
Total long-term debt	$514,052	7.18%	$347,509	5.39%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2025, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2026	$1,557
2027	7,600
2028	5,430
2029	6,244
2030	196,921
Thereafter	296,300
Total	$514,052